SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number - (360) 734-9900

Date of fiscal year end: November 30, 2008
Date of reporting period: May 31, 2008

Report To Sharewoners

Sextant Mutual Funds

Short-Term Bond | Bond Income | Core | Growth | International

Semi-Annual Report

May 31, 2008

Performance Summary (as of June 30, 2008):

Comparative total returns and percentile Morningstar™ category rankings (1 is best)†

	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Morningstar™ Short-Term Bond Category
Fund	5.46%	3.80%	2.77%	4.43%	1.58%
Morningstar Category	2.21%	2.78%	2.26%	4.10%	N/A
Rank (category size)	19 (447)	26 (381)	33 (303)	33 (164)	N/A

Sextant Bond Income vs. Morningstar™ Intermediate-Term Bond Category
Fund	4.96%	2.51%	2.21%	4.92%	1.38%
Morningstar Category	3.38%	2.57%	2.88%	4.77%	N/A
Rank (category size)	44 (1126)	65 (990)	83 (831)	45 (438)	N/A

Sextant Growth vs. Morningstar™ Mid-Cap Growth Category
Fund	-6.04%	8.90%	11.05%	9.04%	1.32%
Morningstar Category	-6.53%	7.85%	11.09%	5.86%	N/A
Rank (category size)	47 (949)	38 (813)	52 (684)	17 (325)	N/A

Sextant International vs. Morningstar™ Foreign Large Blend Category
Fund	-1.14%	15.99%	19.72%	8.55%	1.50%
Morningstar Category	-9.04%	13.41%	15.90%	5.28%	N/A
Rank (category size)	6 (767)	17 (558)	6 (449)	9 (238)	N/A

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be significantly higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll free (800) SATURNA or visiting www.saturna.com. Total returns are historical and include change in share value, and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 30 days. Share price, yield, and return will vary and you may have a gain or loss when you sell your shares. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus that contains this and other important information, please call toll-free (800) SATURNA or visit www.saturna.com. Please read the prospectus carefully before investing.

¹ By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus dated March 30, 2008, incorporating results from the 2007 fiscal year, and differ from expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period. Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

Morningstar™ 06/30/2008. Morningstar™, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar™, by category as determined by Morningstar™. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar™ database. The 12-month Rank shows how each Fund ranks in its Morningstar™ peer category for the 12 months ended June 30, 2008. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

Sextant Short-Term Bond was 72nd of 447 Short-Term Bond funds in the last year, 83rd of 381 funds in the last 3 years, 86th of 303 funds in the last 5 years and 47th of 164 funds in the last 10 years. With respect to these Short-Term Bond funds, Sextant Short-Term Bond received a Morningstar Rating™ of 4, 4, 3 and 4 stars among 381, 381, 303 and 164 funds for the Overall, 3-, 5- and 10-year periods ended June 30, 2008, respectively.

Sextant Bond Income was 420th of 1126 Intermediate-Term Bond funds in the last year, 548th of 990 funds in the last 3 years, 586th of 831 funds in the last 5 years and 162nd of 438 funds in the last 10 years. With respect to these Intermediate-term Bond funds, Sextant Bond Income received a Morningstar Rating™ of 3, 3, 2 and 3 stars among 990, 990, 831 and 438 funds for the Overall, 3-, 5- and 10-year periods ended June 30, 2008, respectively.

Sextant Growth was 379th of 949 Mid-Cap Growth funds in the last year, 254th of 813 funds in the last 3 years, 296th of 684 funds in the last 5 years and 45th of 325 funds in the last 10 years. With respect to these Mid-Cap Growth funds, Sextant Growth received a Morningstar Rating™ of 4, 4, 3 and 4 stars among 813, 813, 684 and 325 for the Overall, 3-, 5- and 10-year periods ended June 30, 2008, respectively.

Sextant International was 34th of 767 Foreign Large Blend funds in the last year, 78th of 558 funds in the last 3 years, 21st of 449 funds in the last 5 years and 18th of 238 funds in the last 10 years. With respect to these Foreign Large Blend funds, Sextant International received a Morningstar Rating™ of 5, 5, 5 and 4 stars among 558, 558, 449 and 238 funds for the Overall, 3-, 5- and 10-year periods ended June 30, 2008, respectively.

Sextant Core is not yet rated by Morningstar™.

2   |   May 31, 2008   Semi-Annual Report

Fellow Shareowners:

After five years of bull markets, the last six months have been a pertinent reminder for investors that growth without periodic contraction is fantasy. As long-term investors, we take solace knowing that market forces will eventually bring stability.

For the semi-annual period ended May 31st, 2008, Sextant Core Fund declined 1.31%, Sextant International was virtually even (-0.06%), and Sextant Growth declined 1.80%. During the same period broad-based indices fared worse: the S&P 500 returned -4.47% and the AMEX International Index returned -5.54%.

Despite the Fed's willingness to cut interest rates, the timing of the cuts, coupled with the fear of inflation, hurt the bond markets over the last six months. In this unstable climate, the safer Short-Term Bond Fund returned 1.27% and the Bond Income Fund declined 0.81%.

Sextant Funds Outperform Their Peers

The Performance Summary data on the surrounding pages provide the absolute performance as well as relative Morningstar category rank for each Sextant Fund. Sextant International and Sextant Growth especially exhibit superior results for the long-term (10-year period).

Assets in the five Sextant Funds grew 5% to $42.2 million, allowing fixed costs to be spread across a larger base. This growth is partly due to new investors coming through dealers like Schwab and Fidelity. The expense ratios of all Sextant funds (annualized) decreased for the six month period.

The Sextant Funds provide a rare opportunity to invest with the "insiders" — on average, almost 35% of each Sextant Fund is owned by the trustees, officers, and their related accounts. The no-load Sextant Funds are designed to address a broad spectrum of investment needs. All Sextant Funds stress low operating expenses and employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. To the benefit of both the shareowners and Saturna Capital, all five Sextant Funds earned performance bonuses during the last six months.

Market Conditions Further Deteriorate

The instability sparked in the financial sector by the mortgage debacle has spread to other sectors of the economy. From the other direction, prices for commodities such as food and oil are swelling and show few signs of abating. Fear of inflation is widespread and not without cause. As growth slows, our core investments in non-cyclical sectors such as Medical and Utilities should provide a bulwark against the inclemencies of the market.

Economic worries about the deleterious effects of inflation on the global marketplace could curtail any recovery for some time. An increasingly frail dollar, while keeping exports cheap, is not viable as a long-term monetary policy. We expect a small rise in interest rates over the next year — enough to ease inflation concerns without roiling the fixed income market. Still, investors with a longer-term investment horizon can

Sextant Funds stress low operating expenses and employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results.

often construct significant opportunities out of the rubble of a recession. We do expect commodity prices, such as oil and copper, to moderate as the recession spreads around the world.

We will remain committed to value investing, long-term growth, and preserving and enhancing wealth.

Long years of experience on our investment team lead us forward, with caution. As investors, we don't like to lose money. In most of the Sextant funds, our cash reserves are much higher than normal. We also know that the best times to invest are when the outlook is dark and murky.

Respectfully,

(graphics omitted)

Nicholas Kaiser, President
(Manager, Sextant Growth, Sextant International)

Phelps McIlvaine, Vice President
(Manager, Sextant Short-Term Bond, Sextant Bond Income)

Peter Nielsen, Economist
(Manager, Sextant Core)

June 30, 2008

May 31, 2008   Semi-Annual Report   |   3

Performance Review (as of May 31, 2008):

Comparative total returns and percentile Morningstar™ category rankings (1 is best)†

	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Morningstar™ Short-Term Bond Category
Fund	5.44%	3.78%	2.75%	4.44%	1.58%
Morningstar Category	2.64%	2.95%	2.33%	4.17%	N/A
Rank (category size)	22 (448)	27 (381)	39 (294)	34 (165)	N/A

Sextant Bond Income vs. Morningstar™ Intermediate-Term Bond Category
Fund	4.09%	2.43%	2.12%	4.96%	1.38%
Morningstar Category	3.44%	2.97%	2.98%	4.89%	N/A
Rank (category size)	52 (1130)	78 (994)	87 (839)	50 (442)	N/A

Sextant Growth vs. Morningstar™ Mid-Cap Growth Category
Fund	-1.28%	11.31%	13.20%	9.58%	1.32%
Morningstar Category	-0.73%	11.06%	12.94%	6.98%	N/A
Rank (category size)	55 (952)	46 (805)	48 (677)	22 (323)	N/A

Sextant International vs. Morningstar™ Foreign Large Blend Category
Fund	4.55%	18.53%	21.61%	8.87%	1.50%
Morningstar Category	-0.62%	17.25%	18.37%	6.11%	N/A
Rank (category size)	13 (759)	32 (554)	7 (448)	11 (235)	N/A

Performance data quoted above represents past performance and is no guarantee of future results. Results are shown for 12 months ending May 31, 2008 ("1 Year" column above) because the Sextant Funds' performance fees are based on the same period. Results are shown for other fiscal periods by regulation.

¹ By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus dated March 30, 2008, incorporating results from the 2007 fiscal year, and differ from expense ratios shown elsewhere in this report as they represent different fiscal periods.

† Morningstar™ 05/31/2008. Morningstar™, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar™, by category as determined by Morningstar™. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar™ database. The 12-month Rank shows how each Fund ranks in its Morningstar™ peer category for the year ended May 31, 2008.

For each fund with at least a three-year history, Morningstar™ calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

Sextant Short-Term Bond was 82nd of 448 Short-Term Bond funds in the last year, 87th of 381 funds in the last 3 years, 99th of 294 funds in the last 5 years and 49th of 165 funds in the last 10 years. With respect to these Short-Term Bond funds, Sextant Short-Term Bond received a Morningstar Rating™ of 4, 4, 3 and 4 stars among 381, 381, 294 and 165 funds for the Overall, 3-, 5- and 10-year periods ended 5/31/08, respectively.

Sextant Bond Income was 505th of 1130 Intermediate-Term Bond funds in the last year, 659th of 994 funds in the last 3 years, 615th of 839 funds in the last 5 years and 182nd of 442 funds in the last 10 years. With respect to these Intermediate-term Bond funds, Sextant Bond Income received a Morningstar Rating™ of 2, 2, 2 and 3 stars among 994, 994, 839 and 442 funds for the Overall, 3-, 5- and 10-year periods ended 5/31/08, respectively.

Sextant Growth was 439th of 952 Mid-Cap Growth funds in the last year, 308th of 805 funds in the last 3 years, 269th of 677 funds in the last 5 years and 57th of 323 funds in the last 10 years. With respect to these Mid-Cap Growth funds, Sextant Growth received a Morningstar Rating™ of 3, 3, 3 and 4 stars among 805, 805, 677 and 323 for the Overall, 3-, 5- and 10-year periods ended 5/31/08, respectively.

Sextant International was 85th of 759 Foreign Large Blend funds in the last year, 151th of 554 funds in the last 3 years, 26th of 448 funds in the last 5 years and 21st of 235 funds in the last 10 years. With respect to these Foreign Large Blend funds, Sextant International received a Morningstar Rating™ of 4, 4, 5 and 4 stars among 554, 554, 448 and 235 funds for the Overall, 3-, 5- and 10-year periods ended 5/31/08, respectively.

Sextant Core began operations on March 30, 2007 is not yet rated by Morningstar.

4   |   May 31, 2008   Semi-Annual Report

Sextant Short-Term Bond Fund (graphic omitted)

Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Computers
A+	IBM	5.05% due 10/22/2012	$135,000	$137,917	4.4%

Diversified Operations
AAA	General Electric Capital	5.25% due 10/19/2012	100,000	101,541	3.3%

Energy
A	ConocoPhillips	8.75% due 5/25/2010	100,000	109,323	3.5%
A	Haliburton	5.50% due 10/15/2010	132,000	137,628	4.4%
BBB+	Marathon Oil	6.00% due 7/1/2012	120,000	123,302	4.0%
			352,000	370,253	11.9%

Finance
AAA	Berkshire Hathaway Financial	4.75% due 5/15/2012	100,000	100,820	3.2%
AA-	HSBC Finance	6.375% due 10/15/2011	100,000	101,985	3.3%
A+	International Lease Finance (AIG)	5.00% due 4/15/2010	125,000	124,182	4.0%
A	Lehman Brothers Holdings	5.75% due 4/25/2011	100,000	98,502	3.2%
			425,000	425,489	13.7%

Food Production
BBB	Fortune Brands	5.125% due 1/15/2011	120,000	118,407	3.8%
A+	WM Wrigley Jr.	4.30% due 7/15/2010	100,000	100,659	3.2%
			220,000	219,066	7.0%

Machinery
A	Caterpillar	7.25% due 9/15/2009	100,000	103,725	3.3%
A	Dover	6.50% due 2/15/2011	100,000	104,786	3.4%
			200,000	208,511	6.7%

Medical
A+	AstraZeneca	5.40% due 9/15/2012	125,000	127,411	4.1%
A+	Genentech	4.40% due 7/15/2010	100,000	101,550	3.3%
			225,000	228,961	7.4%

Retail
A-	TJ X Companies	7.45% due 12/15/2009	95,000	99,562	3.2%

Telecommunications
BBB+	Verizon New England Tel.	4.75% due 10/1/2013	129,000	123,984	4.0%

U.S. Government
AAA	U.S. Treasury Note	4.00% due 6/15/2009	200,000	203,547	6.5%
AAA	U.S. Treasury Note	4.00% due 4/15/2010	200,000	205,078	6.6%
			400,000	408,625	13.1%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   5

Sextant Short-Term Bond Fund (graphic omitted)

>
Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
U.S. Government Agency
AAA	Federal Farm Credit Bank	5.79% due 6/5/2013	$200,000	$205,602	6.6%
AAA	Federal Home Loan Mortgage	4.35% due 2/13/2015	150,000	146,352	4.7%
AAA	Federal National Mortgage Assoc.	5.00% due 2/23/2010	120,000	123,811	4.0%
			470,000	475,765	15.3%

Utilities
A-	Scottish Power	4.91% due 3/15/2010	100,000	100,077	3.2%

Total investments		(Cost = $2,877,385)	$2,851,000	$2,899,751	93.2%
Other assets (net of liabilities)				211,318	6.8%
Total net assets				$3,111,069	100.0%
¹Ratings are the lesser of Standard & Poor's or Moody's Investor Services

Top Ten Holdings		Industry Allocation
% of Fund Assets
Federal Farm Credit Bank	6.6%	Industry weightings are shown as a percentage of net assets.
U.S. Treasury Note (4.00% due 4/15/2010)	6.6%
U.S. Treasury Note (4.00% due 6/15/2009)	6.5%
Federal Home Loan Mortgage	4.7%
IBM	4.4%
Haliburton	4.4%
AstraZeneca	4.1%
International Lease Finance (AIG)	4.0%
Verizon New England Tel.	4.0%
Federal National Mortgage Assoc.	4.0%

(The accompanying notes are an integral part of these financial statements.)

6   |   May 31, 2008   Semi-Annual Report

Sextant Short-Term Bond Fund (graphic omitted)

Financial Highlights	Period ended	Year Ended November 30,
Selected data per share of capital stock outstanding throughout the period:	May 31, 2008	2007	2006	2005	2004	2003
Net asset value at beginning of period	$4.99	$4.90	$4.85	$4.97	$5.09	$5.07
Income from investment operations
Net investment income	0.09	0.17	0.16	0.17	0.19	0.23
Net gain (loss) on securities, both realized and unrealized	(0.02)	0.09	0.05	(0.12)	(0.12)	0.02
Total from investment operations	0.07	0.26	0.21	0.05	0.07	0.25
Less distributions
Dividends (from net investment income)	(0.10)	(0.17)	(0.16)	(0.17)	(0.19)	(0.23)
Total distributions	(0.10)	(0.17)	(0.16)	(0.17)	(0.19)	(0.23)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	-	-

Net asset value at end of period	$4.96	$4.99	$4.90	$4.85	$4.97	$5.09

Total return	1.27%	5.51%	4.41%	0.96%	1.41%	5.00%

Ratios/supplemental data
Net assets ($000), end of period	$3,111	$2,995	$2,937	$2,557	$2,255	$2,259
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.76%	1.58%	1.39%	1.23%	1.14%	1.17%
After fee waivers and custody credits	0.37%	0.75%	0.57%	0.59%	0.58%	0.60%
Ratio of net investment income after waivers and custody credits to average net assets	1.86%	3.54%	3.41%	3.35%	3.80%	4.47%
Portfolio turnover rate	22%	28%	41%	33%	37%	22%
¹Redemption fee adopted March 29, 2005	²Amount is less than $0.01

Statement of Assets and Liabilities	As of May 31, 2008

Assets
Bond investments (cost $2,877,385)	$2,899,751
Cash	175,131
Interest receivable	37,554
Due from affiliates	834
Receivable for Fund shares sold	326
Total assets		$3,113,596
Liabilities
Other liabilities	2,194
Payable to affiliates	211
Distribution payable	122
Total liabilities		2,527
Net assets		$3,111,069

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	3,131,145
Accumulated net realized loss	(44,182)
Unrealized net appreciation on investments	22,366
Undistributed net investment income	1,740
Net assets applicable to Fund shares outstanding		$3,111,069

Fund shares outstanding		626,713

Net asset value, offering and redemption price per share		$4.96

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   7

Sextant Short-Term Bond Fund (graphic omitted)

Statement of Operations	Period ended May 31, 2008

Investment income
Interest income	$68,365
Gross investment income		$68,365
Expenses
Investment adviser and administration fees	11,606
Filing and registration fees	4,499
Distribution fees	3,830
Insurance	932
Chief compliance officer expenses	700
Audit fees	537
Printing and postage	512
Trustee fees	400
Custodian fees	221
Other expenses	23
Legal fees	16
Total gross expenses	23,276
Less adviser fees waived	(11,663)
Less custodian fees waived	(221)
Net expenses		11,392
Net investment income		56,973

Net realized gain on investments
Proceeds from sales	525,000
Less cost of securities sold (based on identified cost)	(524,263)
Realized net gain		737
Unrealized gain on investments
End of period	22,366
Beginning of period	39,906
Decrease in unrealized gain for period		(17,540)
Net realized and unrealized loss		(16,803)

Net increase in net assets resulting from operations		$40,170

Statement of Changes in Net Assets
	Period ended May 31, 2008	Year ended Nov. 30, 2007
Increase in net assets
From operations
Net investment income	$56,973	$101,564
Net realized gain on investments	737	5,698
Net increase (decrease) in unrealized appreciation	(17,540)	49,660
Net increase in net assets	40,170	156,922
Dividends to shareowners from
Net investment income	(56,938)	(101,484)
From Fund share transactions
Proceeds from sales of shares	570,069	660,050
Value of shares issued in reinvestment of dividends	54,804	93,006
Early redemption fees retained	62	16
Cost of shares redeemed	(492,459)	(750,521)
Net increase in net assets	132,476	2,551
Total increase in net assets	$115,708	$57,989

Net assets
Beginning of period	2,995,361	2,937,372
End of period	$3,111,069	$2,995,361

Undistributed net investment income	1,740	1,740

Shares of the Fund sold and redeemed
Number of shares sold	114,023	134,418
Number of shares issued in reinvestment of dividends	10,930	18,956
Number of shares redeemed	(98,452)	(153,241)
Net increase in number of shares outstanding	26,501	133

(The accompanying notes are an integral part of these financial statements.)

8   |   May 31, 2008   Semi-Annual Report

Sextant Bond Income Fund (graphic omitted)

Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Agriculture
A	Archer Daniels Midland	7.00% due 2/1/2031	$100,000	$105,629	3.1%

Automotive
BBB	AutoZone	5.50% due 11/15/2015	95,000	89,311	2.6%

Banking
A+	CitiCorp	7.25% due 10/15/2011	50,000	52,200	1.5%
A	Comerica Bank	7.125% due 12/1/2013	50,000	50,541	1.5%
AA+	Norwest Financial	6.85% due 7/15/2009	50,000	51,052	1.5%
			150,000	153,793	4.5%

Building
A+	Lowe's Companies	8.25% due 6/1/2010	50,000	53,671	1.6%
BBB	Masco	7.125% due 8/15/2013	60,000	60,348	1.7%
			110,000	114,019	3.3%

Chemicals
A	Air Products & Chemicals	8.75% due 4/15/2021	50,000	63,764	1.8%

Diversified Financial Services
AAA	General Electric Capital	8.125% due 5/15/2012	60,000	66,084	1.9%

Electronics
A-	Koninklijke Philips Electronics	7.25% due 8/15/2013	75,000	81,798	2.4%

Energy
A	Baker Hughes	6.00% due 2/15/2009	20,000	20,262	0.6%
A	Baker Hughes	6.875% due 1/15/2029	100,000	106,817	3.1%
			120,000	127,079	3.7%

Finance
A+	Goldman Sachs	5.95% due 1/15/2027	100,000	87,654	2.5%
A+	Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	50,446	1.5%
AA-	Paine Webber Group	7.625% due 2/15/2014	50,000	56,113	1.6%
			200,000	194,213	5.6%

Food Production
BBB	ConAgra Foods	7.875% due 9/15/2010	33,000	35,269	1.0%
A	Hershey Foods	6.95% due 8/15/2012	50,000	53,450	1.5%
BBB	H.J. Heinz	6.00% due 3/15/2012	75,000	77,201	2.3%
			158,000	165,920	4.8%

Insurance
A+	Allstate	7.50% due 6/15/2013	50,000	54,638	1.6%
A+	Progressive	7.00% due 10/1/2013	75,000	79,150	2.3%
A-	Travelers Companies	5.50% due 12/1/2015	125,000	123,101	3.5%
BBB+	XL Capital	6.50% due 1/15/2012	90,000	88,438	2.5%
			340,000	345,327	9.9%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   9

Sextant Bond Income Fund (graphic omitted)

Investments
Rating¹	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Machinery
A	Caterpillar	9.375% due 8/15/2011	$40,000	$45,664	1.3%
A	Deere & Co.	8.10% due 5/15/2030	95,000	114,280	3.3%
			135,000	159,944	4.6%

Medical
A	Becton Dickinson	7.15% due 10/1/2009	40,000	41,471	1.2%
AA+	Pharmacia	6.50% due 12/1/2018	100,000	108,306	3.1%
			140,000	149,777	4.3%

Metal Ores
A+	BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	121,628	3.5%

Office Material
BBB	Avery Dennison	6.00% due 1/15/2033	95,000	81,257	2.3%

Retail
A	Dayton Hudson (Target Stores)	10.00% due 1/1/2011	50,000	55,430	1.6%
BBB-	May Department Stores	8.00% due 7/15/2012	50,000	50,865	1.5%
AA	Wal-Mart Stores	7.25% due 6/1/2013	45,000	49,943	1.4%
			145,000	156,238	4.5%

Telecommunications
A	AT&T	7.125% due 12/15/2031	140,000	144,513	4.2%

Transportation
A-	Southwest Airlines	6.50% due 3/1/2012	75,000	75,715	2.2%

U.S. Government
AAA	U.S. Treasury Bond	5.25% due 2/15/2029	145,000	154,482	4.5%

U.S. Government Agency
AAA	Federal Farm Credit Bank	6.25% due 8/18/2021	150,000	153,450	4.4%
AAA	Federal National Mortgage Assoc.	5.00% due 4/10/2015	100,000	100,038	2.9%
AAA	Federal National Mortgage Assoc.	5.00% due 11/28/2017	150,000	150,851	4.4%
			400,000	404,339	11.7%

Utilities
BBB	Commonwealth Edison	7.50% due 7/1/2013	50,000	53,118	1.6%
A	Florida Power & Light	5.95% due 10/1/2033	100,000	97,727	2.8%
BBB+	Sempra Energy	7.95% due 3/1/2010	50,000	52,888	1.5%
			200,000	203,733	5.9%

Total investments		(Cost = $3,177,257)	$3,058,000	$3,158,563	91.3%
Other assets (net of liabilities)				300,431	8.7%
Total net assets				$3,458,994	100.0%
¹Ratings are the lesser of Standard & Poor's or Moody's

(The accompanying notes are an integral part of these financial statements.)

10   |   May 31, 2008   Semi-Annual Report

Sextant Bond Income Fund (graphic omitted)

Top Ten Holdings		Industry Allocation
% of Fund Assets
U.S. Treasury Bond	4.5%	Industry weightings are shown as a percentage of net assets.
Federal Farm Credit Bank	4.4%
Federal National Mortgage Assoc. 5.00% due 11/28/2017	4.4%
AT&T	4.2%
Travelers Insurance	3.5%
BHP Finance U.S.A.	3.5%
Deere & Co.	3.3%
Pharmacia	3.1%
Baker Hughes 6.875% due 1/15/2029	3.1%
Archer Daniels Midland	3.1%

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   11

Sextant Bond Income Fund (graphic omitted)

Financial Highlights	Period ended	Year ended November 30,
Selected data per share of capital stock outstanding throughout the period:	May 31, 2008	2007	2006	2005	2004	2003
Net asset value at beginning of period	$4.91	$4.92	$4.92	$5.06	$5.07	$4.97
Income from investment operations
Net investment income	0.11	0.22	0.22	0.21	0.22	0.22
Net gain (loss) on securities, both realized and unrealized	(0.15)	(0.01)	0.00	(0.14)	(0.01)	0.10
Total from investment operations	(0.04)	0.21	0.22	0.07	0.21	0.32
Less distributions
Dividends (from net investment income)	(0.11)	(0.22)	(0.22)	(0.21)	(0.22)	(0.22)
Total distributions	(0.11)	(0.22)	(0.22)	(0.21)	(0.22)	(0.22)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	-	-

Net asset value at end of period	$4.76	$4.91	$4.92	$4.92	$5.06	$5.07

Total return	(0.81%)	4.53%	4.73%	1.40%	4.26%	6.52%

Ratios/supplemental data
Net assets ($000), end of period	$3,458	$3,412	$3,384	$3,050	$2,643	$2,272
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.73%	1.38%	1.27%	0.97%	0.89%	1.15%
After fee waivers and custody credits	0.44%	0.90%	0.90%	0.94%	0.87%	0.97%
Ratio of net investment income after waiver and custody credits to average net assets	2.31%	4.64%	4.64%	4.26%	4.47%	4.29%
Portfolio turnover rate	6%	22%	36%	4%	0%	0%
¹Redemption fee adopted March 29, 2005		²Amount is less than $0.01

Statement of Assets and Liabilities	As of May 31, 2008

Assets
Bond investments (Cost $3,177,257)	$3,158,563
Cash	242,888
Interest receivable	59,942
Receivable for Fund shares sold	1,165
Insurance reserve premium	400
Total assets		$3,462,958
Liabilities
Accrued expenses	2,621
Payable to affiliates	895
Payable for Fund shares redeemed	324
Distributions payable	124
Total liabilities		3,964
Net assets		$3,458,994

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	3,510,260
Accumulated net realized loss	(32,572)
Unrealized net depreciation on investments	(18,694)
Net assets applicable to Fund shares outstanding		$3,458,994

Fund shares outstanding		726,497

Net asset value, offering and redemption price per share		$4.76

(The accompanying notes are an integral part of these financial statements.)

12   |   May 31, 2008   Semi-Annual Report

Sextant Bond Income Fund (graphic omitted)

Statement of Operations	Period ended May 31, 2008

Investment income
Interest income	$95,080
Gross investment income		$95,080
Expenses
Investment adviser and administration fees	10,945
Filing and registration fees	4,934
Distribution fees	4,336
Audit fees	1,597
Chief compliance officer expenses	760
Insurance	824
Legal fees	571
Printing and postage	507
Custodian fees	408
Trustee fees	304
Other expenses	62
Total gross expenses	25,248
Less adviser fees waived	(9,523)
Less custodian fees waived	(408)
Net expenses		15,317
Net investment income		79,763

Net realized gain on investments
Proceeds from sales	220,000
Less cost of securities sold (based on identified cost)	(217,600)
Realized net gain		2,400
Unrealized gain (loss) on investments
End of period	(18,694)
Beginning of period	91,317
Decrease in unrealized gain for period		(110,011)
Net realized and unrealized loss		(107,611)

Net decrease in net assets resulting from operations		($27,848)

Statement of Changes in Net Assets
	Period ended May 31, 2008	Year ended Nov. 30, 2007
Increase in net assets
From operations
Net investment income	$79,763	$148,530
Net realized gain on investments	2,400	(4,203)
Net increase (decrease) in unrealized appreciation	(110,011)	(4,699)
Net increase (decrease) in net assets	(27,848)	139,628
Dividends to shareowners from
Net investment income	(79,419)	(148,530)
From Fund share transactions
Proceeds from sales of shares	151,581	447,983
Value of shares issued in reinvestment of dividends	75,526	129,523
Early redemption fees retained	3	6
Cost of shares redeemed	(73,012)	(540,873)
Net increase in net assets	154,098	36,639
Total increase in net assets	$46,831	$27,737

Net assets
Beginning of period	3,412,163	3,384,426
End of period	$3,458,994	$3,412,163

Shares of the Fund sold and redeemed
Number of shares sold	31,071	92,609
Number of shares issued in reinvestment of dividends	15,547	26,850
Number of shares redeemed	(14,961)	(112,203)
Net increase in number of shares outstanding	31,657	7,256

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   13

Sextant Core Fund (graphic omitted)

Investments
Equities — 61.1%
Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets
Aerospace
Rockwell Collins	800	$51,631	$49,096		1.2%
United Technologies	525	36,359	37,296		1.0%
		87,990	86,392		2.2%

Automotive
Toyota Motor ADS	200	25,376	20,410	Japan	0.5%

Banking
Australia & New Zealand Banking Group ADS	350	42,755	36,330	Australia	0.9%
Frontier Financial	3,000	69,247	44,100		1.1%
Nomura Holdings ADR	700	14,469	11,851	Japan	0.3%
Toronto-Dominion Bank	550	35,553	39,732	Canada	1.0%
		162,024	132,013		3.3%

Building
CRH ADS	600	26,439	22,224	Ireland	0.6%
Lowe's Companies	900	28,519	21,600		0.5%
RPM International	1,000	23,110	24,530		0.6%
		78,068	68,354		1.7%

Chemicals
BASF ADS	200	22,550	29,940	Germany	0.7%
Praxair	700	44,349	66,542		1.7%
		66,899	96,482		2.4%

Computers
Adobe Systems²	1,100	45,474	48,466		1.2%
Apple²	500	52,016	94,375		2.3%
Hewlett-Packard	1,000	41,025	47,060		1.2%
		138,515	189,901		4.7%

Consumer Products
Nike Class B	900	51,646	61,533		1.5%
Proctor & Gamble	900	58,842	59,445		1.5%
		110,488	120,978		3.0%

Diversified Operations
3M	600	50,092	46,536		1.1%
Honeywell International	850	42,855	50,677		1.3%
Tomkins ADS	750	15,945	10,793	United Kingdom	0.3%
		108,892	108,006		2.7%

Electronics
Taiwan Semiconductor ADS	1,507	16,215	17,255	Taiwan	0.4%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

14   |   May 31, 2008   Semi-Annual Report

Sextant Core Fund (graphic omitted)

Investments
Equities — 61.1%
Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets
Energy
ConocoPhillips	750	$56,826	$69,825		1.7%
Noble	1,200	53,183	75,768		1.9%
Norsk Hydro ADS	2,000	27,226	31,900	Norway	0.8%
Petro-Canada	800	37,325	46,176	Canada	1.2%
StatoilHydro ADS	603	15,146	23,607	Norway	0.6%
		189,706	247,276		6.2%

Food Production
General Mills	1,000	57,764	63,200		1.6%
PepsiCo	1,000	66,423	68,300		1.7%
Unilever ADS	1,600	51,119	52,880	United Kingdom	1.3%
		175,306	184,380		4.6%

Hotels & Motels
Orient-Express Hotels	1,000	56,450	47,040		1.2%

Instruments — Control
Parker Hannifin	450	25,890	38,102		0.9%

Insurance
Chubb	750	39,270	40,320		1.0%
ING Groep ADS	400	16,992	15,288	Netherlands	0.4%
		56,262	55,608		1.4%

Medical
Eli Lilly	1,000	54,703	48,140		1.2%
GlaxoSmithKline ADS	500	26,859	22,265	United Kingdom	0.5%
Johnson & Johnson	700	43,180	46,718		1.2%
Novartis ADR	300	16,506	15,705	Switzerland	0.4%
Novo-Nordisk ADS	400	18,098	26,120	Denmark	0.7%
Pfizer	1,900	48,439	36,784		0.9%
UnitedHealth Group	1,400	68,523	47,894		1.2%
		276,308	243,626		6.1%

Metal Ores
Alcoa	1,400	49,006	56,826		1.4%
Anglo American ADR	1,119	33,771	38,359	South Africa	0.9%
BHP Billiton ADS	650	31,866	54,821	Australia	1.4%
Freeport-McMoRan Copper & Gold Class B	200	13,324	23,142		0.6%
Nucor	800	48,085	59,840		1.5%
		176,052	232,988		5.8%

Office Equipment
Canon ADS	600	32,481	32,466	Japan	0.8%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   15

Sextant Core Fund (graphic omitted)

Investments
Equities — 61.1%
Issue	Number of Shares	Tax Cost	Market Value	Country¹	Percentage of Assets
Paper & Paper Products
Kimberly-Clark	625	$43,002	$39,875		1.0%

Publishing — Books
McGraw-Hill	1,000	58,293	41,490		1.0%
Pearson ADS	2,100	34,910	28,413	United Kingdom	0.7%
		93,203	69,903		1.7%

Real Estate
Duke Realty	400	17,416	10,272		0.3%

Telecommunications
AT&T	900	35,802	35,910		0.9%
China Mobil ADR	500	23,058	36,895	China	0.9%
Harris	550	28,140	36,179		0.9%
Telefónica ADS	500	37,082	43,015	Spain	1.1%
Teléfonos de México ADS Class L	1,200	43,077	49,464	Mexico	1.2%
		167,159	201,463		5.0%

Tools
Black & Decker	350	29,654	22,645		0.6%

Transportation
Canadian National Railways	800	40,237	45,128	Canada	1.1%
FedEx	400	42,220	36,684		0.9%
LAN Airlines ADS	3,000	46,302	36,420	Chile	0.9%
		128,759	118,232		2.9%

Utilities
FPL Group	600	36,752	40,512		1.0%
IDACORP	900	30,463	27,594		0.7%
		67,215	68,106		1.7%

Total equities		$2,329,330	$2,451,773		61.1%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

16   |   May 31, 2008   Semi-Annual Report

Sextant Core Fund (graphic omitted)

Investments
Bonds — 35.0%
Rating³	Issuer	Maturity	Face Value	Tax Cost	Market Value	Percentage of Assets
Beverages
BBB+	Panamerican Beverages	7.25% due 7/1/2009	$94,000	$95,919	$96,112	2.4%

Chemicals
A	E.I. du Pont de Nemours	5.25% due 12/15/2016	100,000	101,402	99,320	2.5%

Diversified Financial Services
AAA	General Electric Capital	6.00% due 6/15/2012	100,000	106,226	104,160	2.6%

Electronics
A	Emerson Electric	5.375% due 10/15/2017	100,000	105,896	98,944	2.4%

Insurance
BBB	Berkley WR	5.875% due 2/15/2013	100,000	101,344	100,843	2.5%
AAA	Berkshire Hathaway Financial	4.625% due 10/15/2013	85,000	86,828	84,890	2.1%
			185,000	188,172	185,733	4.6%

Office Equipment
BBB+	Staples	7.375% due 10/1/2012	90,000	96,903	94,817	2.4%

Medical
A+	Genentech	4.40% due 7/15/2010	150,000	149,290	152,325	3.8%

Telecommunications
BBB	Motorola	6.50% due 11/15/2028	100,000	101,035	80,370	2.0%

Transportation
BBB-	CSX	6.75% due 3/15/2011	95,000	97,985	97,985	2.4%

U.S. Government
AAA	U.S. Treasury Bond	5.25% due 11/15/2028	187,000	195,131	199,286	5.0%
AAA	U.S. Treasury Note	4.875% due 5/31/2008	98,000	98,000	98,000	2.4%
			285,000	293,131	297,286	7.4%

U.S. Government Agency
AAA	Federal Home Loan Bank	5.50% due 6/11/2010	100,000	100,000	100,072	2.5%

Total bonds				1,435,959	1,407,124	35.0%

Total investments				$3,765,289	$3,858,897	96.1%
Other assets (net of liabilities)					155,277	3.9%
Total net assets					$4,014,174	100.0%
¹Equities are issued from U.S. Domestic companies where no country is listed
²Non-income producing
³Ratings are the lesser of Standard & Poor's or Moody's Investor Services
ADS: American Depositary Share
ADR: American Depositary Receipt

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   17

Sextant Core Fund (graphic omitted)

Top Ten Holdings		Industry Allocation
% of Fund Assets
U.S. Treasury Bond 5.25% due 11/15/2028	5.0%	Industry weightings are shown as a percentage of net assets.
Genentech 4.40% due 7/15/2010	3.8%
General Electric Capital 6.00% due 6/15/2012	2.6%
Berkley WR 5.875% due 2/15/2013	2.5%
Federal Home Loan Bank 5.50% due 6/11/2010	2.5%
E.I. du Pont de Nemours 5.25% due 12/15/2016	2.5%
Emerson Electric 5.375% due 10/15/2017	2.4%
U.S. Treasury Note 4.875% due 5/31/2008	2.4%
CSX 6.75% due 3/15/2011	2.4%
Panamerican Beverages 7.25% due 7/1/2009	2.4%

(The accompanying notes are an integral part of these financial statements.)

18   |   May 31, 2008   Semi-Annual Report

Sextant Core Fund (graphic omitted)

Financial Highlights	Period ended	Period ended
Selected data per share of capital stock outstanding throughout the period:	May 31, 2008	Nov. 30, 2007[4]
Net asset value at beginning of period	$10.67	$10.00
Income from investment operations
Net investment income	0.10	0.12
Net gain (loss) on securities, both realized and unrealized	(0.24)	0.69
Total from investment operations	(0.14)	0.81
Less distributions
Dividends (from net investment income)		(0.12)
Distribution in excess (from net investment income)	-	(0.02)
Total distributions	-	(0.14)
Paid-in capital from early redemption fees	-	0.00¹

Net asset value at end of period	$10.53	$10.67

Total return	(1.31%)	8.12%²

Ratios/supplemental data
Net assets ($000), end of period	$4,014	$3,907
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.73%	0.91%³
After fee waivers and custody credits	0.73%	0.81%³
Ratio of net investment income after fee waiver and custody credits to average net assets	0.99%	1.40%³
Portfolio turnover rate	7%	7%²
¹Amount is less than $0.01 ²Total return and Portfolio turnover rate are since inception March 30, 2007 and are not annualized ³Annualized [4]Fund commenced operations March 30, 2007

Statement of Assets and Liabilities	As of May 31, 2008

Assets
Investments in securities at value (Cost $3,765,289)	$3,858,897
Cash	128,764
Dividends and interest receivable	28,563
Receivable for Fund shares sold	4,290
Total assets		$4,020,514
Liabilities
Accrued expenses	3,614
Due to affiliates	1,877
Accrued 12b-1 Fees	849
Total liabilities		6,340
Net assets		$4,014,174

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	3,926,655
Distribution in excess	(6,089)
Unrealized net appreciation on investments	93,608
Net assets applicable to Fund shares outstanding		$4,014,174

Fund shares outstanding		381,158

Net asset value, offering and redemption price per share		$10.53

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   19

Sextant Core Fund (graphic omitted)

Statement of Operations	For the period ended May 31, 2008

Investment income
Interest income	$36,522
Dividend income (net of foreign tax of $2,022)	30,184
Gross investment income		$66,706
Expenses
Investment adviser and administration fee	13,440
Filing and registration fees	5,104
Distribution fees	4,872
Audit fees	1,580
Chief compliance officer expenses	745
Insurance	714
Printing and postage	577
Trustee fees	466
Other expenses	359
Legal fees	345
Custodian fees	299
Total gross expenses	28,501
Less custodian fees waived	(299)
Net expenses		28,202
Net investment income		38,504

Net realized gain on investments
Proceeds from sales	250,027
Less cost of securities sold (based on identified cost)	(241,541)
Realized net gain		8,486
Unrealized gain on investments
End of period	93,608
Beginning of period	193,643
Decrease in unrealized gain for the period		(100,035)
Net realized and unrealized loss		(91,549)

Net decrease in net assets resulting from operations		($53,045)

Statement of Changes in Net Assets
	Period ended May 31, 2008	Period ended Nov. 30, 2007²
Increase in net assets
From operations
Net investment income	$38,504	$44,650
Net realized gain on investments	8,486	552
Net increase (decrease) in unrealized appreciation	(100,035)	193,643
Net increase (decrease) in net assets	(53,045)	238,845
Dividends to shareowners from
Net investment income	-	(45,202)
Distribution in excess of net investment income	-	(6,089)
	-	(51,291)
From Fund share transactions
Proceeds from sales of shares	235,784	3,687,786
Value of shares issued in reinvestment of dividends	-	51,291
Early redemption fees retained	-	0¹
Cost of shares redeemed	(75,829)	(19,367)
Net increase in net assets	159,955	3,719,710
Total increase in net assets	$106,910	$3,907,264

Net assets
Beginning of period	3,907,264	0
End of period	$4,014,174	$3,907,264

Distribution in excess	($6,089)	($6,089)

Shares of the Fund sold and redeemed
Number of shares sold	22,503	363,080
Number of shares issued in reinvestment of dividends	-	4,807
Number of shares redeemed	(7,414)	(1,818)
Net increase in number of shares outstanding	15,089	366,069
¹Amount is less than $1.00 ²Fund commenced operations March 30, 2007

(The accompanying notes are an integral part of these financial statements.)

20   |   May 31, 2008   Semi-Annual Report

Sextant Growth Fund (graphic omitted)

Investments
Equities - 85.9%
Issue	Quantity	Tax Cost	Market Value	Percentage of Assets
Automotive
Oshkosh Truck	3,000	$160,448	$121,230	0.8%

Banking
Frontier Financial	15,000	220,751	220,500	1.4%
Washington Banking	6,250	83,121	82,187	0.5%
		303,872	302,687	1.9%

Building
KB Home	5,000	302,781	102,550	0.7%
Lowe's Companies	6,500	109,802	156,000	1.0%
Weyerhaeuser	4,200	246,845	261,786	1.6%
		659,428	520,336	3.3%

Computers
3Com¹	30,000	167,836	75,600	0.5%
Adobe Systems¹	7,600	39,971	334,856	2.1%
Apple¹	8,000	67,473	1,510,000	9.5%
Hewlett-Packard	7,000	157,040	329,420	2.1%
Intuit¹	9,000	197,624	260,640	1.6%
Oracle¹	15,000	115,139	342,600	2.2%
		745,083	2,853,116	18.0%

Diversified Operations
Honeywell International	3,500	131,966	208,670	1.3%
Raytheon Company	3,000	188,040	191,580	1.2%
		320,006	400,250	2.5%

Electronics
Advanced Micro Devices¹	10,000	41,708	68,800	0.4%
Agilent Technologies¹	8,000	218,552	299,120	1.9%
Harman International Industries	1,900	157,285	84,968	0.6%
		417,545	452,888	2.9%

Energy
Devon Energy	3,000	185,020	347,820	2.2%
Noble	8,000	125,240	505,120	3.2%
		310,260	852,940	5.4%

Finance
Charles Schwab	25,000	79,726	554,500	3.5%

Food Production
Dr. Pepper Snapple Group¹	5,000	128,684	125,900	0.8%
PepsiCo	4,500	248,326	307,350	1.9%
		377,010	433,250	2.7%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   21

Sextant Growth Fund (graphic omitted)

Investments
Equities - 85.9%
Issue	Quantity	Tax Cost	Market Value	Percentage of Assets
Hotels & Motels
Red Lion Hotels¹	21,000	$150,354	$182,280	1.1%

Insurance
Chubb	5,000	224,705	268,800	1.7%

Machinery
Lincoln Electric Holdings	4,000	180,617	329,920	2.1%
Regal-Beloit	5,500	173,846	255,750	1.6%
		354,463	585,670	3.7%

Medical
Abbott Laboratories	4,000	171,114	225,400	1.4%
Amgen¹	3,700	111,703	162,911	1.0%
Barr Pharmaceuticals¹	7,500	273,747	328,500	2.1%
Eli Lilly	3,500	249,361	168,490	1.1%
Ligand Pharmaceuticals¹	10,000	112,072	35,100	0.2%
Pharmaceutical Product Development	15,000	67,174	663,150	4.2%
VCA Antech¹	8,000	209,048	250,960	1.6%
		1,194,219	1,834,511	11.6%

Metal Ores
Alcoa	6,000	189,042	243,540	1.5%
Freeport-McMoRan Copper & Gold Class B	3,300	236,879	381,843	2.4%
		425,921	625,383	3.9%

Publishing — Books
John Wiley & Sons Class A	5,000	134,777	236,250	1.5%

Retail
Amazon.com¹	5,000	201,410	408,100	2.5%
Bed Bath & Beyond¹	5,000	176,186	159,300	1.0%
Best Buy	4,000	223,149	186,760	1.2%
Staples	6,000	144,720	140,700	0.9%
		745,465	894,860	5.6%

Steel
Nucor	4,000	189,851	299,200	1.9%

Telecommunications
Trimble Navigation¹	14,000	202,081	557,760	3.5%

Transportation
Norfolk Southern	4,500	185,235	303,210	1.9%
UAL¹	5,500	183,800	46,970	0.3%
United Parcel Service Class B	2,500	189,469	177,550	1.1%
		558,504	527,730	3.3%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

22   |   May 31, 2008   Semi-Annual Report

Sextant Growth Fund (graphic omitted)

Investments
Equities - 85.9%
Issue	Quantity	Tax Cost	Market Value	Percentage of Assets
Utilities
Duke Energy	10,000	$172,211	$184,800	1.2%
FPL Group	7,000	244,409	472,640	3.1%
IDACORP	6,000	159,539	183,960	1.2%
Spectra Energy	3,000	84,750	81,060	0.5%
Sempra Energy	3,000	116,395	173,430	1.1%
		777,304	1,095,890	7.1%

Total equities		8,331,022	13,599,531	85.9%

Bonds - 12.6%
Issuer	Face Value	Tax Cost	Market Value	Percentage of Assets
U.S. Government
U.S. Treasury Bill	2,000,000	1,997,067	1,997,067	12.6%

Total investments		$10,328,089	$15,596,598	98.5%
Other assets (net of liabilities)			241,610	1.5%
Total net assets			$15,838,208	100%
¹Non-income producing

Top Ten Holdings		Industry Allocation:
% of Fund Assets
U.S. Treasury Bill	12.6%	Industry weightings are shown as a percentage of net assets.
Apple	9.5%
Pharmaceutical Product Development	4.2%
Trimble Navigation	3.5%
Charles Schwab	3.5%
Noble	3.2%
FPL Group	3.1%
Amazon.com	2.5%
Freeport-McMoRan Copper & Gold Class B	2.4%
Devon Energy	2.2%

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   23

Sextant Growth Fund (graphic omitted)

Financial Highlights	Period ended	For Year Ended November 30,
Selected data per share of capital stock outstanding throughout the period:	May 31, 2008	2007	2006	2005	2004	2003
Net asset value at beginning of period	$19.99	$18.66	$17.11	$14.20	$12.91	$10.64
Income from investment operations
Net investment income (loss)	0.04	0.01	(0.02)	(0.02)	0.01	(0.04)
Net gain (loss) on securities, both realized and unrealized	(0.40)	1.80	1.74	2.96	1.45	2.31
Total from investment operations	(0.36)	1.81	1.72	2.94	1.46	2.27
Less distributions
Dividends (from net investment income)	-	(0.01)	-	(0.00)2	(0.01)	-
Distributions (from capital gains)	-	(0.47)	(0.17)	(0.03)	(0.16)	-
Total distributions	-	(0.48)	(0.17)	(0.03)	(0.17)	0.00
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	-	-

Net asset value at end of period	$19.63	$19.99	$18.66	$17.11	$14.20	$12.91

Total return	(1.80%)	9.74%	10.06%	20.76%	11.35%	21.31%

Ratios/supplemental data
Net assets ($000), end of period	$15,838	$15,996	$13,728	$9,006	$5,331	$4,732
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.56%	1.32%	1.25%	1.28%	0.80%	1.20%
After fee waivers and custody credits	0.55%	1.30%	1.21%	1.24%	0.78%	1.14%
Ratio of net investment income after waiver and custody credits to average net assets	0.23%	0.09	(0.12%)	(0.17%)	0.12%	(0.40%)
Portfolio turnover rate	1%	3%	11%	4%	8%	12%
¹Redemption fee adopted March 29, 2005			²Amount is less than $0.01

Statement of Assets and Liabilities	As of May 31, 2008

Assets
Investments (Cost $10,328,089)	$15,596,598
Cash	240,630
Receivable for Fund shares sold	26,209
Dividends/income receivable	10,221
Insurance reserve premium	1,214
Total assets		$15,874,872
Liabilities
Accrued expenses	24,500
Payable to affiliates	8,289
Accrued distribution fee	3,301
Payable for Fund shares redeemed	574
Total liabilities		36,664
Net assets		$15,838,208

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	10,532,473
Unrealized net appreciation on investments	5,268,509
Accumulated net realized gain	35,881
Accumulated net investment income	1,345
Net assets applicable to Fund shares outstanding		$15,838,208

Fund shares outstanding		806,834

Net asset value, offering and redemption price per share		$19.63

(The accompanying notes are an integral part of these financial statements.)

24   |   May 31, 2008   Semi-Annual Report

Sextant Growth Fund (graphic omitted)

Statement of Operations	Period ended May 31, 2008

Investment income
Dividend income	$92,774
Interest income	$24,087
Gross investment income		$116,861
Expenses
Investment adviser and administration fees	37,656
Distribution fees	18,792
Filing and registration fees	9,812
Audit fees	4,425
Insurance	4,193
Chief compliance officer expenses	3,419
Printing and postage	1,807
Custodian fees	1,164
Trustee fees	1,391
Legal fees	503
Other expenses	228
Total gross expenses	83,390
Less custodian fees waived	(1,164)
Net expenses		82,226
Net investment income		34,635

Net realized gain on investments
Proceeds from sales	4,177,142
Less cost of securities sold (based on identified cost)	(4,141,041)
Realized net gain		36,101
Unrealized gain on investments
End of period	5,268,510
Beginning of period	5,633,409
Increase in unrealized gain for the period		(364,899)
Net realized and unrealized loss		(328,798)

Net decrease in net assets resulting from operations		($294,163)

Statement of Changes in Net Assets
	Period ended May 31, 2008	Year ended Nov. 30, 2007
Increase in net assets
From operations
Net investment income	$34,635	$12,667
Net realized gain on investments	36,101	371,470
Net increase (decrease) in unrealized appreciation	(364,899)	960,510
Net increase (decrease) in net assets	(294,163)	1,344,647
Dividends to shareowners from
Net investment income	-	(11,322)
Capital gain distributions	-	(371,290)
	-	(382,612)
From Fund share transactions
Proceeds from sales of shares	982,712	2,922,513
Value of shares issued in reinvestment of dividends	-	318,873
Early redemption fees retained	111	440
Cost of shares redeemed	(846,695)	(1,935,307)
Net increase in net assets	136,128	1,306,519
Total increase (decrease) in net assets	($158,035)	$2,268,554

Net assets
Beginning of period	15,996,243	13,727,689
End of period	$15,838,208	$15,996,243

Undistributed net investment income	$1,345	$1,345

Shares of the Fund sold and redeemed
Number of shares sold	52,521	149,662
Number of shares issued in reinvestment of dividends	0	15,952
Number of shares redeemed	(45,748)	(101,152)
Net increase in number of shares outstanding	6,773	64,462

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |  25

Sextant International Fund (graphic omitted)

Investments
Equities - 68.1%
Issue	Number of Shares	Tax Cost	Market Value	Country	Percentage of Assets
Aircraft
Empresa Brasileira de Aeronáutica ADR	4,400	$152,908	$165,088	Brazil	1.0%

Automotive
Nissan Motor ADS	5,500	106,770	97,625	Japan	0.6%

Banking
Australia & New Zealand Banking Group ADS	1,000	84,500	103,800	Australia	0.7%
AXA ADS	4,200	98,136	148,596	France	0.9%
Banco Bilbao Vizcaya Argentaria ADS	7,500	105,518	167,325	Spain	1.1%
Mitsubishi UFJ Financial Group ADR	10,000	131,800	101,500	Japan	0.6%
Nomura Holdings ADR	10,000	187,836	169,300	Japan	1.1%
Toronto-Dominion Bank	2,400	70,709	173,376	Canada	1.1%
		678,499	863,897		5.5%

Building
CRH ADS	4,000	81,159	148,160	Ireland	0.9%
James Hardie Industries ADS	3,000	83,040	78,600	Netherlands	0.5%
Ritchie Bros. Auctioneers	9,000	171,741	248,130	Canada	1.6%
		335,940	474,890		3.0%

Business Services
51job ADR¹	8,000	117,920	157,360	Cayman Islands	1.0%

Chemicals
BASF ADS	1,700	120,102	254,490	Germany	1.6%
Potash Corp. of Saskatchewan	3,000	34,234	597,210	Canada	3.8%
		154,336	851,700		5.4%

Computers
Dassault Systems ADR	3,000	146,427	201,090	France	1.3%
Satyam Computer Systems ADR	6,000	108,750	174,600	India	1.1%
		255,177	375,690		2.4%

Electronics
Epcos AG ADS¹	2,500	57,307	46,750	Germany	0.3%
Infineon Technologies ADR¹	5,000	45,900	45,250	Germany	0.3%
Sony ADS	6,000	259,740	302,340	Japan	1.9%
		362,947	394,340		2.5%

Energy
EnCana	3,000	84,990	271,110	Canada	1.7%
Norsk Hydro ADS	6,000	42,039	95,700	Norway	0.6%
Petro-Canada	3,200	160,840	184,704	Canada	1.2%
Repsol YPF ADS	3,500	87,962	145,040	Spain	0.9%
StatoilHydro ADS	5,173	80,769	202,523	Norway	1.3%
Total ADR	2,600	121,935	226,876	France	1.4%
		578,535	1,125,953		7.1%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

26   |   May 31, 2008   Semi-Annual Report

Sextant International Fund (graphic omitted)

Investments
Equities - 68.1%
Issue	Number of Shares	Tax Cost	Market Value	Country	Percentage of Assets
Food Production
Cadbury Schweppes ADS	2,560	$128,615	$137,446	United Kingdom	0.9%
Coca-Cola Femsa ADS	4,300	82,844	268,320	Mexico	1.7%
		211,459	405,766		2.6%

Hotels & Motels
Orient-Express Hotels Class A	5,000	195,203	235,200	Bermuda	1.5%

Insurance
Aegon	5,361	93,853	81,702	Netherlands	0.5%
ING Groep ADS	4,000	118,530	152,880	Netherlands	1.0%
		212,383	234,582		1.5%

Machinery
Nidec ADR	5,000	89,122	93,850	Japan	0.6%

Medical
American Oriental Bioengineering¹	15,000	72,300	178,500	China	1.1%
GlaxoSmithKline ADS	3,000	145,938	133,590	United Kingdom	0.8%
Novartis ADR	3,000	151,392	157,050	Switzerland	1.0%
Shire ADR	2,000	92,860	103,120	United Kingdom	0.7%
		462,490	572,260		3.6%

Metal Ores
Anglo-American ADR	6,825	138,371	233,961	United Kingdom	1.5%
Companhia Vale do Rio Doce ADR	6,000	144,706	238,680	Brazil	1.5%
Rio Tinto ADS	750	74,825	362,557	United Kingdom	2.3%
Tenaris ADR	2,500	95,290	153,250	Luxembourg	1.0%
		453,192	988,448		6.3%

Office Equipment
Canon ADS	5,300	200,106	286,783	Japan	1.8%

Paper & Paper Products
Metso ADS	2,100	22,802	105,105	Finland	0.7%
UPM-Kymmene Oyj ADS	3,500	64,384	67,865	Finland	0.4%
Votorantim Celulose e Papel ADS	8,000	102,000	269,280	Brazil	1.7%
		189,186	442,250		2.8%

Publishing — Books
Pearson ADS	7,000	84,430	94,710	United Kingdom	0.6%

Telecommunications
América Móvil ADR	6,000	29,725	358,620	Mexico	2.3%
Audiocodes¹	8,000	103,899	31,200	Israel	0.2%
BCE	5,490	135,460	192,919	Canada	1.2%
China Mobil ADS	2,750	67,559	202,922	China	1.3%
PT Indosat Tbk. ADR	2,500	64,962	77,250	Indonesia	0.5%
SK Telecom ADR	8,000	167,308	181,760	South Korea	1.1%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |  27

Sextant International Fund (graphic omitted)

Investments
Equities - 68.1%
Issue	Number of Shares	Tax Cost	Market Value	Country	Percentage of Assets
Telecommunications (continued)
Telcom Corp. New Zealand ADS	3,555	$76,174	$55,351	New Zealand	0.3%
Telefónica ADS	4,000	224,373	344,120	Spain	2.2%
Teléfonos de México ADS Class L	5,000	107,470	206,100	Mexico	1.3%
Telus	3,000	113,049	139,980	Canada	0.9%
		1,089,979	1,790,222		11.3%

Transportation
Air France-KLM ADR	6,000	260,728	161,100	France	1.0%
Candian Pacific Railway	3,200	109,246	234,112	Canada	1.5%
Copa Holdings	5,000	221,586	167,350	Panama	1.1%
LAN Airlines ADS	17,500	24,636	212,450	Chile	1.3%
		616,196	775,012		4.9%

Utilities
Enersis ADS	9,000	97,125	171,090	Chile	1.1%
Korea Electric Power ADS	10,000	189,061	161,600	Korea	1.0%
Transportadora de Gas del Sur ADS	1,500	18,807	6,000	Argentina	0.0%
		304,993	338,690		2.1%

Total equities		6,851,771	10,764,316		68.1%

Bonds - 25.2%
U.S. Government
U.S. Treasury Bill	2,000,000	1,997,067	1,997,067		12.6%
U.S. Treasury Bill	2,000,000	1,994,439	1,994,439		12.6%
		3,991,506	3,991,506		25.2%

Total investments		$10,843,277	$14,755,822		93.3%
Other assets (net of liabilities)			1,054,290		6.7%
Total net assets			$15,810,112		100.0%
¹ Non-income producing ADS: American Depositary Share ADR: American Depositary Receipt

Top Ten Holdings		Industry Allocation:
% of Fund Assets
U.S. Treasury Bill	12.6%	Industry weightings are shown as a percentage of net assets.
U.S. Treasury Bill	12.6%
Potash Corp. of Saskatchewan	3.8%
Rio Tinto ADS	2.3%
América Móvil ADR	2.3%
Telefónica ADS	2.2%
Sony ADS	1.9%
Canon ADS	1.8%
EnCana	1.7%
Votorantim Celulose e Papel ADS	1.7%

(The accompanying notes are an integral part of these financial statements.)

28   |   May 31, 2008   Semi-Annual Report

Sextant International Fund (graphic omitted)

Financial Highlights	Period ended	For the Year Ended November 30,
Selected data per share of capital stock outstanding throughout the period:	May 31, 2008	2007	2006	2005	2004	2003
Net asset value at beginning of period	$16.11	$13.56	$11.22	$9.40	$8.05	$6.07
Income from investment operations
Net investment income	0.08	0.04	0.11	0.05	0.03	0.05
Net gain (loss) on securities, both realized and unrealized	(0.09)	2.93	2.34	1.83	1.35	1.97
Total from investment operations	(0.01)	2.97	2.45	1.88	1.38	2.02
Less distributions
Dividends (from net investment income)	-	(0.03)	(0.11)	(0.06)	(0.03)	(0.04)
Distributions (from capital gain)	-	(0.39)	-	-	-	-
Total distributions	-	(0.42)	(0.11)	(0.06)	(0.03)	(0.04)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	-	-

Net asset value at end of period	$16.10	$16.11	$13.56	$11.22	$9.40	$8.05

Total return	(0.06%)	21.90%	21.85%	19.95%	17.11%	33.23%

Ratios/supplemental data
Net assets ($000), end of period	$15,810	$13,854	$9,266	$3,671	$2,053	$1,650
Ratio of expenses to average net assets
Before fee waiver and custody credits	0.73%	1.50%	1.09%	1.36%	1.22%	1.29%
After fee waiver and custody credits	0.72%	1.47%	1.02%	1.25%	1.10%	1.10%
Ratio of net investment income after waiver and custody credits to average net assets	0.49%	0.30%	0.94%	0.52%	0.31%	0.75%
Portfolio turnover rate	4%	8%	9%	5%	7%	4%
¹Redemption fee adopted March 29, 2005			²Amount is less than $0.01

Statement of Assets and Liabilities	As of May 31, 2008

Assets
Investments (cost $10,843,277)	$14,755,822
Cash	1,049,994
Dividends and interest receivable	34,219
Receivable for Fund shares sold	3,987
Total assets		$15,844,022
Liabilities
Accrued expenses	19,530
Due to affiliates	7,974
Accrued distribution fee	3,306
Payable for Fund shares redeemed	3,100
Total liabilities		33,910
Net assets		$15,810,112

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	11,887,620
Undistributed net investment income	9,947
Unrealized net appreciation on investments	3,912,545
Net assets applicable to Fund shares outstanding		$15,810,112

Fund shares outstanding		982,026

Net asset value, offering and redemption price per share		$16.10

(The accompanying notes are an integral part of these financial statements.)

May 31, 2008   Semi-Annual Report   |   29

Sextant International Fund (graphic omitted)

Statement of Operations	Period ended May 31, 2008

Investment income
Dividend income (net foreign tax of $24,011)	$139,492
Interest income	31,157
Other income	166
Gross investment income		$170,815
Expenses
Investment adviser and administration fee	58,837
Distribution fees	17,660
Filing and registration fees	10,034
Chief compliance officer expenses	3,435
Insurance	3,404
Audit fees	2,760
Printing and postage	1,770
Legal fees	1,748
Other expenses	1,474
Custodian fees	1,047
Total gross expenses	102,169
Less custodian fees waived	(1,047)
Net expenses		101,122
Net investment income		69,693

Net realized gain on investments
Proceeds from sales	7,614,405
Less cost of securities sold (based on identified cost)	(7,244,021)
Realized net gain		370,384
Unrealized gain on investments
End of period	3,912,545
Beginning of period	4,293,853
Decrease in unrealized gain for the period		(381,308)
Net realized and unrealized loss		(10,924)

Net increase in net assets resulting from operations		$58,769

Statement of Changes in Net Assets
	Period ended May 31, 2008	Year ended Nov. 30, 2007
Increase in net assets
From operations
Net investment income	$69,693	$34,196
Net realized gain on investments	370,384	359,039
Net increase (decrease) in unrealized appreciation	(381,308)	1,763,865
Net increase in net assets	58,769	2,157,100
Dividends to shareowners from
Net investment income	-	(24,388)
Capital gain distributions	-	(327,986)
	-	(352,374)
From Fund share transactions
Proceeds from sales of shares	2,419,695	3,873,894
Value of shares issued in reinvestment of dividends	-	295,791
Early redemption fees retained	8	87
Cost of shares redeemed	(522,819)	(1,386,536)
Net increase in net assets	1,896,884	2,783,236
Total increase in net assets	$1,955,653	$4,587,962

Net assets
Beginning of period	13,854,459	9,266,497
End of period	$15,810,112	$13,854,459

Undistributed net investment income	$9,947	$9,947

Shares of the Fund sold and redeemed
Number of shares sold	156,532	252,965
Number of shares issued in reinvestment of dividends	-	18,361
Number of shares redeemed	(34,457)	(94,752)
Net increase in number of shares outstanding	122,075	176,574

(The accompanying notes are an integral part of these financial statements.)

30   |   May 31, 2008   Semi-Annual Report

Expenses

All mutual funds have operating expenses. As a Sextant shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 30 calender days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line for each Fund provides information about actual account values and expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the year. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value (December 1, 2007)	Ending Account Value (May 31, 2008)	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$1,012.70	$3.72	0.74%
Hypothetical (5% return before expenses)	$1,000	$1,021.30	$3.74	0.74%

Bond Income Fund
Actual	$1,000	$991.90	$4.38	0.88%
Hypothetical (5% return before expenses)	$1,000	$1,020.60	$4.45	0.88%

Core Fund
Actual	$1,000	$986.90	$7.25	1.46%
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.36	1.46%

Growth Fund
Actual	$1,000	$982.00	$5.45	1.10%
Hypothetical (5% return before expenses)	$1,000	$1,019.50	$5.55	1.10%

International Fund
Actual	$1,000	$999.40	$7.20	1.44%
Hypothetical (5% return before expenses)	$1,000	$1,017.80	$7.26	1.44%

¹ Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2007 through May 31, 2008), multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

May 31, 2008   Semi-Annual Report   |   31

Notes To Financial Statements

Note 1 - Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Six portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Growth Fund, Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, which is distributed through a separate prospectus and the results of which are contained in a separate report.

Sextant Growth (known as Northwest Growth until September 25, 1995, when the investment objective of only Northwest stocks was changed) commenced operations on December 30, 1990. Sextant International and Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 2, 1993. Sextant Core Fund commenced operations March 30, 2007.

The investment goal of the Growth and International Funds is long-term capital growth. The investment goals of the Core Fund are long-term capital appreciation and preservation. The investment goal of the Bond Income and Short-Term Bond Funds is current income, with Short-Term Bond having the additional goal of capital preservation.

NOTE 2 - Unaudited Information

The information in this interim report has not been subject to independent audit.

NOTE 3 - Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

Unlisted securities are valued using an independent pricing service, which determines valuations by using a matrix. For unlisted ADRs, this technique considers ADR ratios (the number of shares of the underlying security represented by an ADR certificate), underlying share trading on foreign exchanges, and input from news sources and depositary banks.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Other securities for which quotations are not readily available are valued at fair values as determined in good faith by or under the direction of the Board of Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007 (March 30, 2007 for Core Fund). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Funds' investments carried at value:

Short-Term Bond Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$-
Level 2	Other Significant Observable Inputs	$2,899,751
Level 3	Significant Unobservable Inputs	$-
Total		$2,899,751

Bond Income Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$-
Level 2	Other Significant Observable Inputs	$3,158,563
Level 3	Significant Unobservable Inputs	$-
Total		$3,158,563

Core Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$2,451,773
Level 2	Other Significant Observable Inputs	$1,407,124
Level 3	Significant Unobservable Inputs	$-
Total		$3,858,897

32   |   May 31, 2008   Semi-Annual Report

Notes To Financial Statements (continued)

Growth Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$13,599,531
Level 2	Other Significant Observable Inputs	$1,997,067
Level 3	Significant Unobservable Inputs	$-
Total		$15,596,598

International Fund
Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$10,764,316
Level 2	Other Significant Observable Inputs	$3,991,506
Level 3	Significant Unobservable Inputs	$-
Total		$14,755,822

Federal income taxes:

As qualified investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that they distribute all of their taxable income. It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareowners.

The Funds adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 31, 2008 (March 30, 2007 for Core Fund). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended November 30, 2007, remains subject to examination by taxing authorities.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are accreted and discounts are amortized over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date. Withholding on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than thirty calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation.

NOTE 4 - Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The Adviser has agreed to certain limits on expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Short-Term Bond Fund and Sextant Bond Income Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core, Sextant Growth Fund and Sextant International Fund:

  For each month in which either of these Fund's total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

The Adviser has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.75%, and Sextant Bond Income Fund to 0.90%, through March 31, 2009. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the semi-annual period ended May 31, 2008, Sextant Short-Term Bond and Sextant Bond Income Funds incurred advisory and administration expenses of $11,606 and $10,945 respectively. Sextant Core Fund incurred administrative and advisory expenses of $13,440. Sextant Growth Fund and Sextant International incurred advisory and administration expenses of $37,656 and

May 31, 2008   Semi-Annual Report   |   33

Notes To Financial Statements (continued)

$58,837, respectively. In accordance with the expense waiver noted above, for the semi-annnual period ended May 31, 2008, Saturna Capital waived $11,663 and $9,523 of the Sextant Short-Term Bond Fund and Sextant Bond Income Fund advisory fees, respectively. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is a registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of .25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. During the six month period ended May 31, 2008, the Trust paid the Distributor $49,490. For the semi-annual period ended May 31, 2008, Sextant Bond Income, Short-Term Bond, Core, Growth and International Funds paid $3,830; $4,336; $4,872; $18,792; and $17,660 respectively, to the Distributor. SBS is the primary stock brokerage used to effect portfolio transactions for the Trust. Since the beginning of calendar 2005, SBS executes portfolio transactions for the Trust for free (no commissions) and has extended its commitment to waive all brokerage commissions through calender 2008.

Trustee Nicholas Kaiser, who also serves as the president of the Trust, is a director and president of the Adviser. The four independent trustees are compensated by the Trust $500 per Board or committee meeting attended, plus reimbursement of travel expenses, allocated pro-rata to the six Funds of Saturna Investment Trust. For the year ended May 31, 2008, the Trust incurred compensation expenses of $3,500 and total expenses of $4,861 for the independent Trustees.

The other officers are paid by Saturna Capital, and not the Trust, except for Mr. Winship, who is partially compensated by the Trust. On May 31, 2008, the trustees, officers, and their affiliates as a group owned 28.4%, 28.3%, 47.3%, 28.7% and 32.6% of the outstanding shares of Short-Term Bond, Bond Income, Core, Growth and International, respectively.

Regulations require the Trust to designate a Chief Compliance Officer; Mr. James Winship was retained by the Trust during the period ended May 31, 2008. For this period, the Short-Term Bond, Bond Income, Core, Growth, and International incurred $700, $408, $299, $3,419, and $3,435 of expense, respectively, for the Chief Compliance Officer.

NOTE 5 - Distributions to Shareholders

The cost basis of investments for federal income tax purposes at May 31, 2008 were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$2,877,385	$3,177,257
Gross tax unrealized appreciation	34,010	64,730
Gross tax unrealized depreciation	(11,644)	(83,424)
Net tax unrealized appreciation (depreciation)	$22,366	$(18,694)

Core
Cost of investments	$3,765,289
Gross tax unrealized appreciation	309,477
Gross tax unrealized depreciation	(215,869)
Net tax unrealized appreciation (depreciation)	$93,608

	Growth	International
Cost of investments	$10,328,089	$10,843,277
Gross tax unrealized appreciation	6,157,519	4,383,692
Gross tax unrealized depreciation	(889,010)	(471,147)
Net tax unrealized appreciation (depreciation)	$5,268,509	$3,912,545

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds' previous fiscal year end.

The tax characteristics of distributions paid during the semi-annual period ended May 31, 2008 (estimated) and fiscal years ended November 30, 2007 and 2006 were as follows:

	Period ended May 31, 2007	Year ended 2007	Year ended 2006
Short-Term Bond Fund
Ordinary income	$56,938	$101,484	$85,431
Bond Income Fund
Ordinary income	$79,419	$148,530	$142,386
Core Fund
Ordinary income	-	$51,291	N/A
Growth Fund
Ordinary income	-	$20,385	-
Capital gains¹	-	$362,227	$125,371
International Fund
Ordinary income	-	$24,388	$76,618
Capital gain¹	-	$327,986	-

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

As of November 30, 2007, components of distributable earnings on a tax basis were as follows:

	Short-Term Bond	Bond Income
Net tax unrealized appreciation	$39,906	$91,317
Undistributed ordinary income	1,740	-
Undistributed long-term capital gain (loss)	(44,919)	(34,972)
Total distributable earnings	(43,179)	(34,972)
Distributions in excess	-	-
Total accumulated earnings (losses)	$(3,273)	$56,345

Core
Net tax unrealized appreciation	$193,643
Undistributed ordinary income	-
Undistributed long-term capital gain (loss)	-
Total distributable earnings	-
Distributions in excess	(6,089)
Total accumulated earnings (losses)	$193,643

34   |   May 31, 2008   Semi-Annual Report

Notes To Financial Statements (continued)

	Growth	International
Net tax unrealized appreciation	$5,633,409	$4,293,853
Undistributed ordinary income	1,345	9,947
Undistributed long-term capital gain (loss)	220	-
Total distributable earnings	1,565	9,947
Distributions in excess	-	-
Total accumulated earnings (losses)	$5,634,974	$4,303,800

NOTE 6 - Investments

Investment transactions other than short-term investments for the semi-annual period ended May 31, 2008 were as follows:

	Purchases	Sales
Short-Term Bond	$566,120	$525,000
Bond Income	$203,164	$220,000
Core	$375,923	$250,027
Growth	$500,822	$177,142
International	$531,714	$614,405

NOTE 7 - Custody Credits

In accordance with the Funds' custodian agreements with National City Bank Indiana, for the semi-annual period ended May 31, 2008, custodian fees for Short-Term Bond, Bond Income, Core, Growth, and International were $221; $408; $299; $1,164; and $1,047; respectively. The custodian waived these fees based on earnings credits for the current period.

May 31, 2008   Semi-Annual Report   |   35

Availability of Portfolio Information

  The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Funds' Forms N-Q are available on the SEC's website at www.sec.gov., and at www.saturna.com.
  The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
  The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.saturna.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762 (b) on the Funds' website at www.saturna.com; and (c) on the SEC's website at www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8752; (b) on the Funds' website at www.saturna.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance in maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. We may disclose this information to an affiliated party to process transactions that you direct. We may use an agent for the purpose of mailing account statements, shareholder reports and other information about our products and services to you, in which case we may provide information, such as your name and address, to the agent solely for that purpose. We contractually require any service providers to protect the confidentiality of your information and to use the information only for the purposes for which you provided it.

We maintain our own technology resources to minimize the use of outside service providers. Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. Please be assured that except as described above, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-800/SATURNA.

Householding Policy

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800/SATURNA (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

(graphics omitted)

Saturna Capital
1300 North State Street
Bellingham, WA 98225
www.saturna.com
800/SATURNA

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are a series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. We may disclose this information to an affiliated party to process transactions that you direct. We may use an agent for the purpose of mailing account statements, shareholder reports and other information about our products and services to you, in which case we may provide information, such as your name and address, to the agent solely for that purpose. We contractually require any service providers to protect the confidentiality of your information and to use the information only for the purposes for which you provided it.

We maintain our own technology resources to minimize the use of outside service providers. Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. Please be assured that except as described above, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-800/SATURNA.

Availability of Fund Portfolio Information

  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Fund's Form N-Q is available on the SEC's website at www.sec.gov and at www.saturna.com.
  The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.
  The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.saturna.com.

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Additional Performance Information:

Average Annual Returns (as of 6/30/2008)
1 Year	3 Years	5 Years	10 Years	Expense Ratio¹
4.20%	2.47%	2.34%	3.91%	0.89%

Performance data quoted in this report represents past performance and is no guarantee of future performance. The investment return and principal value of investments in the Fund fluctuate daily and an investor's shares, when redeemed, may be worth more or less than the original cost and you may lose money. Returns above do not reflect the potential deduction of a 2% redemption fee on shares held less than 30 days. Current performance may be higher or lower than performance data quoted herein. Performance data current to the most recent month-end is available online at www.saturna.com or by calling toll free 1-800/SATURNA.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus dated March 30, 2008 and differs from expense ratios shown elsewhere in this report as they each reflect different fiscal periods.

Please consider an investment's objectives, risks, charges and expenses carefully before investing. To obtain the Fund's prospectus that contains this and other important information please visit www.saturna.com or call toll free 1-800/SATURNA. Please read the prospectus carefully before investing.

2   |   Semi-Annual Report   May 31, 2008

Fellow Shareowners:

For the six months ended May 31, 2008, the Idaho Tax-Exempt Fund provided a total return of 1.32%. The Fund's price moved only slightly, despite significant price volatility and declines in other bond markets. Fund shares outstanding increased 21%, with total assets rising to a record $12.1 million. Investors purchased 5 times more shares ($2.7 million) than they sold. Higher assets benefited all shareowners, as the annual operating expense ratio dropped to 0.79%.

A massive housing slump is causing great pain in many financial markets. Losses in complex debt securities and mortgage bonds are causing long-standing commercial and investment banks to fail. Almost untouched, Idaho municipal bonds offer generally high credit worthiness and relative safety. In addition, the state of Idaho is a strong fiscal and economic partner for Idaho municipal issuers. The government's fiscal discipline and pro-business policies give Idaho a sharp competitive edge.

Examples of the reasons why Idaho is especially attractive for municipal bond investors include the Idaho Local Government Investment Pool, the Idaho School Bond Guaranty program, and the Idaho Municipal Bond Bank. Idaho backs these programs with a history of conservative budgeting, balanced budgets, and an unblemished repayment record.

The Fund demonstrated its appeal for conservative investors again in 2008 by avoiding the damaging effects from the ongoing mortgage loan crisis. We did not invest in the municipal auction-rate market, which became illiquid in February when dealers curtailed their support. We did not invest in shaky financial schemes that relied on insurers for credit guarantees or on dubious ratings of complex financial products, only to see values plunge when the rating companies and insurers themselves suffered from losses and downgrades. We do not invest in questionable revenue bonds, such as airports serving airlines under pressure from high fuel costs and a weak economy.

Should investors need a conservative investment that may benefit from a softer U.S. economy, Idaho Tax Exempt Fund offers diversification and relatively stable asset values that many investors seek during uncertain markets. We believe municipal bonds today are extremely attractive, as tax-exempt yields approach or exceed those available on taxable Treasuries.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, including low expenses, income free from Idaho and federal income taxes, a high-quality diversified bond portfolio, and daily supervision by professional managers. We welcome your suggestions. Only with your help can we be certain that we are meeting your investment needs — our primary objective.

Respectfully,

Nicholas Kaiser,
President

Phelps McIlvaine,
Vice President, Portfolio Manager

Semi-Annual Report   May 31, 2008   |   3

Investments
Rating¹	Issue	Coupon/Maturity	Face Amount	Market Value	Percentage
Electric Power
AAA	Idaho Falls Electric Revenue	6.75% due 4/1/2019	$140,000	$162,170	1.3%

Financial Services
AAA	Boise City General Fund Revenue, Series A	5.20% due 12/1/2017	160,000	169,190	1.4%
AAA	Boise City General Fund Revenue, Series A	5.25% due 12/1/2018	100,000	105,772	0.9%
AAA	Idaho Bond Bank Authority	4.00% due 9/15/2019	90,000	90,072	0.7%
			350,000	365,034	3.0%

General Obligation
AA-	Ada & Canyon Cos. JSD #2 Meridian	5.50% due 7/30/2015	50,000	56,464	0.5%
AAA	Ada & Canyon Cos. JSD #2 Meridian	5.00% due 8/15/2020	165,000	175,540	1.4%
AAA	Ada & Canyon Cos. JSD #2 Meridian	5.00% due 8/15/2021	155,000	164,502	1.3%
AAA	Adams & Washington Cos. JSD #432	4.00% due 8/15/2019	100,000	102,576	0.8%
AAA	Bingham County SCD #55 Blackfoot	4.65% due 8/1/2017	285,000	299,259	2.5%
AA	Blaine County, Idaho Series A	4.05% due 8/1/2023	150,000	153,338	1.3%
A	Boise County SCD #73	5.15% due 7/31/2010	125,000	125,553	1.0%
A	Bonneville & Bingham Cos. JSD #93	4.50% due 9/15/2016	150,000	156,810	1.3%
A	Bonneville & Bingham Cos. JSD #93	4.50% due 9/15/2017	150,000	155,649	1.3%
AAA	Boundary County SCD #101 Bonners Ferry	5.10% due 8/1/2022	130,000	142,626	1.2%
AAA	Caldwell, Idaho	5.30% due 5/15/2014	150,000	157,202	1.3%
A-	Canyon County SCD #139	4.35% due 9/15/2025	350,000	350,221	2.9%
A	Canyon County SCD #131 Nampa	4.75% due 8/15/2019	325,000	339,108	2.8%
AAA	Canyon County SCD #131 Nampa	5.00% due 8/15/2023	105,000	108,975	0.9%
A-	Canyon County SCD #134 Middleton	4.65% due 7/31/2016	170,000	179,393	1.5%
AAA	Fremont & Madison Cos. JSD #215 St. Anthony	4.00% due 8/18/2019	200,000	201,754	1.7%
AAA	Jefferson & Madison Cos. JSD #251 Rigby	4.25 due 9/01/2024	100,000	98,609	0.8%
AAA	Jerome, Lincoln, & Gooding Cos. JSD #261	3.75% due 9/15/2018	125,000	124,466	1.0%
AAA	Jerome, Lincoln, & Gooding Cos. JSD #262	5.00% due 9/15/2022	250,000	265,015	2.2%
AAA	Kootenai-Shonshone Area Library	4.25% due 8/1/2021	220,000	229,933	1.9%
AAA	Latah, Nez Perce, & Clearwater JSD #283	4.5 due 8/15/2027	190,000	198,529	1.6%
AAA	Lemhi County	4.20% due 8/1/2015	100,000	102,981	0.8%
AAA	Madison County SCD #321 Rexburg	4.50% due 8/15/2024	160,000	161,366	1.3%
AAA	Madison County SCD #321 Rexburg	4.50% due 8/15/2026	250,000	250,163	2.1%
AAA	Meridian Free Library District	5.00% due 8/01/2015	100,000	100,341	0.8%
AAA	Minidoka & Jerome Cos. JSD #331	4.50% due 8/15/2018	75,000	75,991	0.6%
A-	Minidoka & Jerome Cos. JSD #331	4.50% due 8/15/2020	75,000	75,165	0.6%
A-	Minidoka & Jerome Cos. JSD #331	4.375% due 8/15/2024	225,000	218,500	1.8%
A-	Minidoka & Jerome Cos. JSD #331	4.50% due 8/15/2025	160,000	156,429	1.3%
A	Nampa Idaho, Series B	5.00% due 8/1/2020	200,000	213,874	1.8%
AAA	Owyhee & Canyon Cos. JSD #370 Homedale	4.55% due 8/15/2016	160,000	174,494	1.4%
AAA	Owyhee & Elmore Cos. JSD #365 Grand View	4.00% due 8/15/2027	350,000	357,903	2.9%
AAA	Payette County SCD #373	5.00% due 9/15/2024	100,000	107,641	0.9%
A+	Valley & Adams Cos. JSD #421	4.50% due 8/1/2024	290,000	294,338	2.4%
A+	Valley & Adams Cos. JSD #421	4.50% due 8/1/2022	135,000	137,954	1.1%
			6,025,000	6,212,662	51.0%

Housing
AAA	Idaho Housing Agency	6.60% due 7/1/2011	5,000	4,966	0.0%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

4   |   Semi-Annual Report   May 31, 2008

Investments
Rating¹	Issue	Coupon/Maturity	Face Amount	Market Value	Percentage
Medical/Hospitals
AAA	Idaho Health Facility Authority Holy Cross Revenue	5.25% due 12/1/2014	$110,000	$111,239	0.9%
AAA	Idaho Health Facility Authority Holy Cross Revenue	5.00% due 12/1/2022	115,000	116,654	1.0%
AA	Idaho Health Facility Authority Holy Cross Revenue	5.00% due 12/01/2028	50,000	50,246	0.4%
AAA	Madison County Hospital Board COP	5.00% due 12/1/2018	105,000	106,663	0.8%
			380,000	384,802	3.1%

Municipal Leases
AAA	Nez Perce County COP	4.50% due 2/1/2021	150,000	150,956	1.2%

Pollution Control
AAA	Idaho Bond Bank Authority Revenue, Series A	4.30% due 9/1/2022	135,000	133,716	1.1%
AAA	Idaho Bond Bank Authority Revenue, Series A	4.125% due 9/15/2023	75,000	73,514	0.6%
			210,000	207,230	1.7%

Real Estate
AAA	Idaho Housing & Finance Association	4.80% due 6/1/2017	100,000	100,943	1.0%
AAA	Idaho State Building Authority	4.50% due 9/1/2023	110,000	$110,606	0.9%
AAA	Idaho State Building Authority, Series A	5.05% due 9/1/2018	95,000	95,093	0.8%
AAA	Idaho State Building Authority, Series A	5.00% due 9/1/2021	100,000	100,254	0.8%
A	Post Falls LID SPA	5.00% due 5/1/2021	300,000	300,360	2.5%
			705,000	707,256	6.0%

Sewer
A	Troy ID Sewer System	8.00% due 2/1/2009	20,000	19,908	0.1%
A	Troy ID Sewer System	8.00% due 2/1/2010	20,000	19,896	0.1%
			40,000	39,804	0.2%

State Education
AAA	Boise State University Revenue	5.00% due 4/1/2019	295,000	312,632	2.6%
AAA	Idaho State University Revenue	4.90% due 4/1/2017	150,000	151,441	1.2%
AAA	Idaho State University Revenue, Series B	4.625% due 4/1/2024	220,000	223,058	1.8%
AAA	University of Idaho Revenue, Series A	5.00% due 4/1/2019	200,000	205,926	1.7%
AAA	University of Idaho Revenue, Series A	5.00% due 4/1/2020	260,000	266,323	2.2%
			1,125,000	1,159,380	9.5%

Transportation
AAA	Idaho Housing & Finance Association	4.60% due 7/15/2023	250,000	254,445	2.1%
AAA	Idaho Housing & Finance Association	5.00% due 7/15/2024	200,000	209,774	1.7%
			450,000	464,219	3.8%

Urban Renewal
AAA	Boise City Urban Renewal Agency Lease Revenue	5.00% due 8/15/2020	160,000	168,581	1.4%
AAA	Boise City Urban Renewal Agency Lease Revenue	5.00% due 8/15/2021	90,000	93,860	0.8%
A	Jerome Urban Renewal District Revenue, Series A	5.40% due 9/1/2013	200,000	200,780	1.6%
			450,000	463,221	3.8%

Water Supply
AAA	Blackfoot COP Series 2000	5.80% due 9/1/2018	135,000	142,947	1.2%
AAA	Idaho Bond Bank Authority	5.00% due 9/15/2026	250,000	259,595	2.1%
A	Pocatello ID Water Revenue	4.75% due 2/01/2026	350,000	349,562	2.9%

Continued on next page.

(The accompanying notes are an integral part of these financial statements.)

Semi-Annual Report   May 31, 2008   |   5

Investments
Rating¹	Issue	Coupon/Maturity	Face Amount	Market Value	Percentage
Water Supply (continued)
A	Pocatello ID Water Revenue	4.50% due 2/1/2024	100,000	97,687	0.8%
			835,000	849,791	7.0%

Total investments		(Total Cost = $11,074,164)	10,865,000	11,171,491	91.6%
Other assets (net of liabilities)				1,018,905	8.4%
Total net assets (100%)				$12,190,396	100.0%

¹Ratings are the lesser of Standard & Poor's or Moody's Investor Services

Top Ten Holdings (as of May 31, 2008)	% of Fund assets
Owyhee & Elmore Cos. JSD #365 Grand View	2.9%
Canyon County SCD #139	2.9%
Pocatello ID Water Revenue	2.9%
Canyon County SCD #131 Nampa (4.75%)	2.8%
Boise State University Revenue	2.6%
Post Falls LID SPA	2.5%
Bingham County SCD #55 Blackfoot	2.5%
Valley & Adams Cos. JSD #421	2.4%
University of Idaho Revenue Series A	2.2%
Jerome, Lincoln, & Gooding Cos. JSD #261 (5.00%)	2.2%

(The accompanying notes are an integral part of these financial statements.)

6   |   Semi-Annual Report   May 31, 2008

Financial Highlights	Period ended May 31	For Years Ended November 30,
Selected data per share of capital stock outstanding throughout the year:	2008	2007	2006	2005	2004	2003
Net asset value at beginning of year	$5.30	$5.32	$5.27	$5.39	$5.46	$5.37
Income from investment operations
Net investment income	0.08	0.18	0.18	0.19	0.19	0.21
Net gains (losses) on securities (both realized and unrealized)	(0.02)	(0.02)	0.06	(0.10)	(0.07)	0.09
Total from investment operations	0.06	0.16	0.24	0.09	0.12	0.30
Less distributions
Dividends (from net investment income)	(0.08)	(0.18)	(0.18)	(0.19)	(0.19)	(0.21)
Distributions (from capital gains)	-	-	(0.01)	(0.02)	-	-
Total distributions	(0.08)	(0.18)	(0.19)	(0.21)	(0.19)	(0.21)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	-	-

Net asset value at end of year	5.28	$5.30	$5.32	$5.27	$5.39	$5.46

Total return	1.32%	3.02%	4.66%	1.66%	2.29%	5.40%

Ratios/supplemental data
Net assets ($000), end of year	$12,190	$10,016	$8,783	$8,531	$8,472	$7,692
Ratio of expenses to average net assets
Before fee waivers and custody credits	0.41%	0.89%	0.87%	0.91%	0.95%	0.88%
After fee waivers and custody credits	0.40%	0.87%	0.83%	0.88%	0.93%	0.85%
Ratio of net investment income after fee waiver to average net assets	1.68%	3.35%	3.40%	3.58%	3.56%	3.78%
Portfolio turnover rate	3%	6%	24%	21%	15%	6%
¹Redemption fee adopted March 29, 2005		²Amount is less than $0.01

Statement of Assets and Liabilities	As of May 31, 2008
Assets
Bond investments (Cost $11,074,164)	$11,171,491
Cash	881,618
Interest receivable	143,396
Receivable for Fund shares sold	26,000
Insurance reserve premium	801
Total assets		$12,223,306

Liabilities
Accrued expenses	13,838
Distributions payable	6,114
Due to affiliates	5,438
Payable for Fund shares redeemed	7,520
Total liabilities		32,910

Net assets		$12,190,396

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	12,097,045
Accumulated net loss on investments	(3,976)
Unrealized net appreciation on investments	97,327
Net assets applicable to Fund shares outstanding		$12,190,396

Fund shares outstanding		2,307,187

Net asset value, offering and redemption price per share		$5.28

(The accompanying notes are an integral part of these financial statements.)

Semi-Annual Report   May 31, 2008   |  7

Statement of Operations	For the period ended May 31, 2007
Investment income
Interest income	$235,416
Amortization of bond premium	(15,606)
Gross investment income		$219,810

Expenses
Investment adviser and administration fees	26,588
Audit fees	4,800
Insurance	2,468
Chief compliance officer expenses	2,316
Shareholder service fee	1,695
Legal fees	1,150
Printing and postage	1,139
Trustee fees	1,094
Custodian fees	953
Filing and registration fees	831
Other expenses	76
Total gross expenses	43,110
Less custodian fees waived	(953)
Net expenses		42,157

Net investment income		177,653

Net realized loss on investments
Proceeds from sales	289,504
Less cost of securities sold (based on identified cost)	(285,054)
Realized net gain		4,450

Unrealized gain on investments
End of period	97,327
Beginning of period	127,018
Decrease in unrealized gain for period		(29,691)

Net realized and unrealized loss		(25,241)

Net increase in net assets resulting from operations		$152,412

Statement of Changes in Net Assets
	Period ended May 31, 2008	Year ended Nov. 30, 2007
Increase in net assets
From operations
Net investment income	$177,653	$309,237
Net realized gain (loss) on investments	4,450	(8,426)
Net increase (decrease) in unrealized appreciation	(29,691)	(10,134)
Net increase in net assets	152,412	290,677

Dividends to shareowners from
Net investment income	(177,821)	(309,237)

From fund share transactions
Proceeds from sales of shares	2,601,954	2,331,511
Value of shares issued in reinvestment of dividends	141,668	246,587
Early redemption fees retained	5	85
Cost of shares redeemed	(543,606)	(1,326,612)
Net increase in net assets	2,200,021	1,251,571

Total increase in net assets	$2,174,612	$1,233,011

Net assets
Beginning of period	10,015,784	8,782,773
End of period	$12,190,396	$10,015,784

Shares of the Fund sold and redeemed
Number of shares sold	494,067	443,957
Number of shares issued in reinvestment of dividends	27,024	46,995
Number of shares redeemed	(103,033)	(253,833)
Net increase in number of shares outstanding	418,058	237,119

(The accompanying notes are an integral part of these financial statements.)

8   |   Semi-Annual Report   May 31, 2008

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% fee for redemption of shares held less than 30 days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2007]	Ending Account Value [May 31, 2008]	Expenses Paid During Period¹
Actual	$1,000.00	$1,013.20	$4.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$4.01

¹ Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 0.79% (based on the most recent semi-annual period of December 1, 2007 through May 31, 2008, multiplied by the average account value of $1,006.60 over the period multiplied by 183/366 (to reflect the one-half year period).

Semi-Annual Report   May 31, 2008   |   9

Notes To Financial Statements

Note 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other five portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987. The investment objective of the Fund is to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund.

Security valuation:

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by or under the direction of the Board of Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded based on the identified cost.

Share valuation:

The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

Fair value measurements:
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's investments carried at value:

Level	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$ -
Level 2	Other Significant Observable Inputs	$11,171,491
Level 3	Significant Unobservable Inputs	$ -
Total		$11,171,491

Income taxes:

As a qualified investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its investment income. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable and tax-exempt income to its shareowners. The Fund intends to meet requirements for tax-free income dividends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 31, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended November 30, 2007, remains subject to examination by taxing authorities.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Dividends are paid daily and distributed on the last business day of each month. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

Interest income is recognized on an accrual basis. Discounts on securities purchased are accreted and premiums are amortized over the lives of the respective securities.

The Trustees have adopted certain policies and procedures

10   |   Semi-Annual Report   May 31, 2008

with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than 30 calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Fund as paid-in capital and included in the daily NAV.

Note 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund's business. Expenses incurred by the Trust on behalf of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the period ended May 31, 2008, the Fund incurred advisory fee expenses of $26,588.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. SBS is the primary stock brokerage used to effect portfolio transactions for the trust. Since the beginning of calender 2005, SBS executes portfolio transactions for the Trust for free (no commissions) and extended its commitment to not charge commissions through calender year 2008.

Saturna Capital Corporation acts as shareowner-servicing agent for the Fund, for a monthly fee plus certain expenses. For the period ended May 31, 2008, the Fund paid shareowner-servicing fees of $1,695.

Trustee Nicholas Kaiser, who also serves as the president of the Trust, is a director and president of the adviser. The four independent trustees are compensated by the Trust $500 per Board or committee meeting attended, plus reimbursement of travel expenses, allocated pro-rata to the six Funds of Saturna Investment Trust. On May 31, 2008, the trustees, officers and their immediate families as a group owned 0.89% of the outstanding shares of the Fund. Mr. Kaiser owned 874 shares.

The trustees have designated James D. Winship, as Chief Compliance Officer and a small portion of his compensation is paid by the Trust. The other officers are paid solely by Saturna Capital, and not the Trust.

Note 5 — Investments

During the period ended May 31, 2008, the Fund purchased $1,884,230 of securities and sold/matured $289,504 of securities.

Note 6 — Distributions to shareowners

The cost bases of investments for Federal Income Tax purposes at May 31, 2008 were as follows:

Cost of investments	$11,074,164
Gross unrealized appreciation	163,413
Gross unrealized depreciation	(66,086)
Net unrealized appreciation	$97,327

Because tax adjustments are calculated annualy, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.

The tax characteristics of distributions paid during the semi-annual period ended May 31, 2008 (estimated) and fiscal years ended November 30, 2007 and 2006 were as follows:

Period ended May 31, 2008		2007	2006
Tax-exempt income	$177,821	$309,037	$291,026
Taxable income	-	$200	$702
Capital gain¹	-	-	$19,527

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

As of November 30, 2007 the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$127,018
Total distributable earnings	$127,018
Other accumulated losses	(8,426)
Total accumulated earnings/losses	$118,592

Note 7 — Custody Credits

In accordance with the Fund's agreement with its custodian, National City Bank of Indiana, for the period ended May 31, 2008, custodian fees incurred by the Fund amounted to $953. The custodian waived $953 of its fees for earnings credits for the current year.

Semi-Annual Report   May 31, 2008   |   11

(graphic omitted)

Saturna Capital
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Submission of Matters to a Vote of Security Holders

Not applicable.

Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On July 21, 2008, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Exhibits

Exhibits included with this filing:

Certifications
(1) Nicholas Kaiser, President, Saturna Investment Trust
(2) Christopher Fankhauser, Treasurer, Saturna Investment Trust

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By
/s/ Nicholas Kaiser
President
August 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Nicholas Kaiser
President
August 4, 2008

By:
/s/ Christopher Fankhauser
Treasurer
August 4, 2008